Financial Instruments - Summary of Fair Value Measurements of Long-term Debt, Derivative Warrant Liabilities and Contingent Consideration (Details) - Recurring fair value measurement [member] - CAD ($)
$ in Thousands
		Dec. 31, 2023	Dec. 31, 2022
Marketable Securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets		$ 225	$ 21,926
Investments at FVTPL
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets		8,655	72,761
Derivative Warrants
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities	[1]	4,400	11,002
Level 1 | Marketable Securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets		225	21,926
Level 1 | Investments at FVTPL
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets		0	0
Level 1 | Derivative Warrants
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities	[1]	0	0
Level 2 | Marketable Securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets		0	0
Level 2 | Investments at FVTPL
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets		0	0
Level 2 | Derivative Warrants
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities	[1]	0	0
Level 3 | Marketable Securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets		0	0
Level 3 | Investments at FVTPL
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets		8,655	72,761
Level 3 | Derivative Warrants
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities	[1]	$ 4,400	$ 11,002

[1]	The carrying amount is an estimate of the fair value of the derivative warrants and is presented as a current liability. The Company has no cash obligation with respect to the derivative warrants, rather it will deliver common shares if and when warrants are exercised.